Janus Detroit Street Trust

Janus Henderson SG Global Quality Income ETF

(the “Fund”)

Supplement dated September 1, 2017

to Currently Effective Statement of Additional Information (“SAI”)

Effective September 1, 2017, the following replaces the corresponding information for the Fund as noted below:

1)	The following replaces in its entirety the second row of the table titled “Officers” under “Trustees and Officers” beginning on page 40:

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Provisional Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present	Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 1, 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management (since May 30, 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management since 2005.

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF

(the “Fund”)

Supplement dated September 1, 2017

to Currently Effective Statement of Additional Information (“SAI”)

Effective September 1, 2017, the following replaces the corresponding information for the Fund as noted below:

1)	The following replaces in its entirety the second row of the table titled “Officers” under “Trustees and Officers” beginning on page 71:

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Provisional Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present	Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 1, 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management (since May 30, 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management since 2005.

Effective September 5, 2017, the following replaces the corresponding information for the Fund as noted below:

1)	The following replaces in its entirety the third and fourth sentences in the first paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Issuance of a Creation Unit” on page 59:

Creation Units for the Fund typically are issued on a “T+2 basis” (i.e., two Business Days after trade date). However, as discussed in “Regular Holidays,” the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets, as applicable, of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

2)	The following replaces in its entirety the first sentence in the sixth paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Placement of Redemption Orders” beginning on page 61:

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (i.e., “T+2”).

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF

Janus Henderson Small/Mid Cap Growth Alpha ETF

(the “Funds”)

Supplement dated September 1, 2017

to Currently Effective Statement of Additional Information (“SAI”)

Effective September 1, 2017, the following replaces the corresponding information for the Funds as noted below:

1)	The following replaces in its entirety the second row of the table titled “Officers” under “Trustees and Officers” beginning on page 37:

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Provisional Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present	Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 1, 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management (since May 30, 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management since 2005.

Effective September 5, 2017, the following replaces the corresponding information for the Funds as noted below:

1)	The following replaces in its entirety the third and fourth sentences in the first paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Issuance of a Creation Unit” on page 29:

Creation Units for a Fund typically are issued on a “T+2 basis” (i.e., two Business Days after trade date). However, as discussed in “Regular Holidays,” each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets, as applicable, of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

2)	The following replaces in its entirety the first sentence in the sixth paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Placement of Redemption Orders” beginning on page 30:

Deliveries of redemption proceeds by a Fund generally will be made within two Business Days (i.e., “T+2”).

Please retain this Supplement with your records.

2

Janus Detroit Street Trust

The Health and Fitness ETF

The Obesity ETF

The Long-Term Care ETF

The Organics ETF

(the “Funds”)

Supplement dated September 1, 2017

to Currently Effective Statement of Additional Information (“SAI”)

Effective September 1, 2017, the following replaces the corresponding information for the Funds as noted below:

1)	The following replaces in its entirety the second row of the table titled “Officers” under “Trustees and Officers” beginning on page 43:

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Provisional Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present	Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 1, 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management (since May 30, 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management since 2005.

Effective September 5, 2017, the following replaces the corresponding information for the Funds as noted below:

1)	The following replaces in its entirety the third and fourth sentences in the first paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Issuance of a Creation Unit” beginning on page 30:

Creation Units for the Funds typically are issued on a “T+2 basis” (i.e., two Business Days after trade date). Further, as discussed in “Regular Holidays,” each Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets, as applicable, of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

2)	The following replaces in its entirety the first sentence in the sixth paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Placement of Redemption Orders” beginning on page 33:

Deliveries of redemption proceeds by a Fund generally will be made within two Business Days (i.e., “T+2”).

Please retain this Supplement with your records.

2

Janus Detroit Street Trust

Janus Velocity Volatility Hedged Large Cap ETF

(the “Fund”)

Supplement dated September 1, 2017

to Currently Effective Statement of Additional Information (“SAI”)

Effective September 1, 2017, the following replaces the corresponding information for the Fund as noted below:

1)	The following replaces in its entirety the second row of the table titled “Officers” under “Trustees and Officers” beginning on page 39:

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Provisional Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present	Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 1, 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management (since May 30, 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management since 2005.

Effective September 5, 2017, the following replaces the corresponding information for the Fund as noted below:

1)	The following replaces in its entirety the third and fourth sentences in the first paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Issuance of a Creation Unit” on page 31:

Creation Units for the Fund typically are issued on a “T+2 basis” (i.e., two Business Days after trade date). However, as discussed in “Regular Holidays,” the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets, as applicable, of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

2)	The following replaces in its entirety the first sentence in the sixth paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Placement of Redemption Orders” beginning on page 33:

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (i.e., “T+2”).

Please retain this Supplement with your records.

Janus Detroit Street Trust

Janus Velocity Tail Risk Hedged Large Cap ETF

(the “Fund”)

Supplement dated September 1, 2017

to Currently Effective Statement of Additional Information (“SAI”)

Effective September 1, 2017, the following replaces the corresponding information for the Fund as noted below:

1)	The following replaces in its entirety the second row of the table titled “Officers” under “Trustees and Officers” beginning on page 40:

Susan K. Wold 151 Detroit Street Denver, CO 80206 DOB: 1960	Vice President, Provisional Chief Compliance Officer, and Anti-Money Laundering Officer	9/17-Present	Senior Vice President and Head of Compliance, North America for Janus Henderson (since September 1, 2017); Formerly, Vice President, Head of Global Corporate Compliance, and Chief Compliance Officer for Janus Capital Management (since May 30, 2017); Vice President, Compliance at Janus Capital Group and Janus Capital Management since 2005.

Effective September 5, 2017, the following replaces the corresponding information for the Fund as noted below:

1)	The following replaces in its entirety the third and fourth sentences in the first paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Issuance of a Creation Unit” on page 31:

Creation Units for the Fund typically are issued on a “T+2 basis” (i.e., two Business Days after trade date). However, as discussed in “Regular Holidays,” the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets, as applicable, of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.

2)	The following replaces in its entirety the first sentence in the sixth paragraph under “Shares of the Trust—Creation and Redemption of Creation Units—Placement of Redemption Orders” beginning on page 34:

Deliveries of redemption proceeds by the Fund generally will be made within two Business Days (i.e., “T+2”).

Please retain this Supplement with your records.